UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09253



Wells Fargo Funds Trust
_____________________________________________________
(Exact name of registrant as specified in charter)


525 Market Street, San Francisco, CA 94105
_____________________________________________________
(Address of principal executive offices) (Zip Code)

C. David Messman
Wells Fargo Funds Management, LLC
525 Market Street
San Francisco, CA 94105
_____________________________________________________
(Name and address of agent for service)



Registrant's telephone number, including area code: 800-222-8222

Date of fiscal year-end: 5/31

Date of reporting period: 07/01/12 - 06/30/13


Item 1. Proxy Voting Record


========= WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION ==========
=========                          PORTFOLIO                          ==========

There were no proxies voted in relation to the securities held in the Fund's portfolio.


============= WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO =============

There were no proxies voted in relation to the securities held in the Fund's portfolio.


============ WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION =============
============                       PORTFOLIO                       =============

There were no proxies voted in relation to the securities held in the Fund's portfolio.


============= WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED ==============
=============                      PORTFOLIO                      ==============

There were no proxies voted in relation to the securities held in the Fund's portfolio.


============ WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED =============
============                       PORTFOLIO                       =============

There were no proxies voted in relation to the securities held in the Fund's portfolio.


============= WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY ==============
=============                      PORTFOLIO                      ==============

There were no proxies voted in relation to the securities held in the Fund's portfolio.


========== END NPX REPORT

SIGNATURES
PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.



WELLS FARGO FUNDS TRUST

*BY: /S/ KARLA M. RABUSCH

KARLA M. RABUSCH, PRESIDENT OF WELLS FARGO FUNDS MANAGEMENT, LLC, AND EXECUTIVE VICE PRESIDENT OF WELLS FARGO BANK, N.A.
DATE: July 26, 2013



*BY: /S/ ANDREW OWEN

ANDREW OWEN, EXECUTIVE VICE PRESIDENT OF WELLS FARGO FUNDS MANAGEMENT, LLC.

*EXECUTED BY ANDREW OWEN ON BEHALF OF KARLA M. RABUSCH PURSUANT TO A POWER OF ATTORNEY INCORPORATED BY REFERENCE AND FILED AUGUST 31, 2007.